ORGANIZATION AND PRINCIPAL ACTIVITIES (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
ORGANIZATION AND PRINCIPAL ACTIVITIES
Net revenues	$ 359,031	$ 218,989	$ 146,579
Haihui Dalian
ORGANIZATION AND PRINCIPAL ACTIVITIES
Net revenues		4
Total assets	312	331
Total liability	$ (642)	$ (630)